Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Stock-Based Compensation [Line Items]
Unrecognized compensation costs	$ 1,853
Weighted-average recognition period	1 year 9 months 25 days
Granted options shares	836,385
Weighted-average fair value of options	$ 2.31
Total intrinsic value	$ 978	$ 1,939
Stock Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares	41,240,618		35,874,244
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options not yet vested	1,270,784
Unrecognized compensation costs	$ 1,324
Weighted-average recognition period	1 year 10 months 9 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Weighted-average recognition period	2 years 4 months 17 days
Unrecognized compensation cost related to unvested RSUs	$ 20,346
RSU's granted	4,757,929
Restricted Stock Units (RSUs) [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted	610,449